Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ (1,700)	€ (7,132)
CONSOLIDATED PROFIT FOR THE YEAR	4,082	4,521
Adjustments made to obtain the cash flows from operating activities	12,166	11,360
Depreciation and amortization	1,477	1,217
Other adjustments	10,689	10,143
Net increase/(decrease) in operating assets	51,210	30,839
Increase/(decrease) in financial assets held for trading	9,023	(11,425)
Increase/(decrease) in non-trading financial assets mandatorily at fair value through profit or loss	(5,551)	658
Increase/(decrease) in financial assets at fair value through profit or loss	15,595	7,655
Increase/(decrease) in financial assets at fair value through other comprehensive income	(6,895)	(2,306)
Increase/(decrease) in financial assets at amortised cost	36,158	33,482
Increase/(decrease) in other operating assets	2,880	2,775
Net increase/(decrease) in operating liabilities	34,238	8,983
Increase/(decrease) in financial liabilities held for trading	3,370	(31,499)
Increase/(decrease) in financial liabilities designated at fair value through profit or loss	(9,604)	(1,621)
Increase (decrease) in financial liabilities at amortized cost	44,787	45,219
Increase/(decrease) in other operating liabilities	(4,315)	(3,116)
Income tax recovered/(paid)	(976)	(1,157)
CASH FLOWS FROM INVESTING ACTIVITIES	(1,647)	6,490
Payments for investing	4,617	5,550
Payments for tangible assets	4,053	4,926
Payments for intangible assets	499	624
Payments for investments	7
Payments for subsidiaries and other business units	58
Proceeds from investing	2,970	12,040
Proceeds from tangible assets	929	2,459
Proceeds from investments	363	548
Proceeds from subsidiaries and other business units	85	431
Proceeds from non-current assets held for sale and associated liabilities	1,593	8,602
CASH FLOWS FROM FINANCING ACTIVITIES	(6,299)	(811)
Payments for financing	7,915	4,385
Payments for dividends	2,110	1,936
Payments of subordinated liabilities	4,137	1,341
Payments for acquisition of own equity instruments	522	624
Other payments related to financing activities	1,146	484
Proceeds from financing	1,616	3,574
Proceeds from subordinated liabilities	1,056	2,987
Proceeds from disposal of own equity instruments	560	587
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	87	(1,855)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(9,559)	(3,308)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	113,663	110,995
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 104,104	€ 107,687